Main Regulations and Other - Additional Information (Detail) $ in Millions, $ in Millions																					1 Months Ended				12 Months Ended
	Oct. 01, 2019	Mar. 01, 2019	Dec. 04, 2018 USD ($)	Nov. 27, 2018	Sep. 04, 2018	Aug. 01, 2018	Jun. 12, 2018	Jun. 02, 2018	May 23, 2018	May 07, 2018	Apr. 03, 2018 Installment	Apr. 01, 2018	Dec. 01, 2017	Aug. 25, 2017	Apr. 05, 2017 kg	Apr. 01, 2017	Jan. 13, 2017	May 20, 2016	May 18, 2016 MMBTU	Oct. 31, 2014	Feb. 28, 2019 USD ($) Installments	Dec. 31, 2018 USD ($)	Jul. 31, 2018 $ / bbl	Mar. 31, 2017 ARS ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 ARS ($) MMBTU	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012 MMBTU	Jun. 30, 2018 $ / bbl	May 31, 2018 $ / bbl	Sep. 21, 2016 USD ($)	Jul. 13, 2016 USD ($)
Main regulations and others [line items]
Monthly consecutive installments	30
Effective interest rate determination period	30 days
Accumulated daily differences calculation description																											ENARGAS will define the exchange rate to be considered for the conversion into Pesos based on the average selling exchange rate of the BNA (foreign currencies) effective between the 1st and 15th day of the month immediately preceding the beginning of each season period, or the exchange rates established in the contracts should the rates contemplated therein be lower.
Percentage of penalty of cost on exported gas not re-entered																	50.00%
Debt cancelled description											The debt will begin to be canceled as of January 2019 in 30 monthly and consecutive installments, in Pesos, at the monthly average reference rate set forth in the Communication A 3500 of the BCRA (Wholesale) of the month preceding each installment.
Consent expression term																											10 days
Percentage of compensation distributed in program to companies																											88.00%
Percentage of compensation distributed in program to province																											12.00%
New resolution modification description																											On November 2, 2017, MINEM Resolution 419-E/2017 was published and its Annex replaces the similar Annex of Resolution 46-E/2017. The new resolution modifies the previous one in the following aspects: a) It defines that the Initial Production to be calculated will be the “monthly mean Non-Conventional Gas production assessed for the period between July 2016 and June 2017”. It also, states that the Production Included, to the effect of the compensation, will be i) for the concessions with Initial Production lower than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting company is entitled, and ii) for the concessions with Initial Production higher than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting party is entitled, discounting the Initial Production. b) It modifies the definition of Effective Price, previously defined as “the average price weighted by volume of total natural gas sales of each company in the domestic market”, to “the average price weighted by volume of total natural gas sales in the Argentine Republic that will be published by the Secretariat of Hydrocarbon Resources”, regulating the guidelines to be followed for such calculation. c) A requirement to qualify for the Program is included, that is, that the investment plan submitted for each concession reaches a yearly mean production, in any consecutive period of twelve months before December 31, 2019, equal to or higher than 500,000 m3/day, and the obligation to reimburse the amounts of the compensation received (updated to reflect interest) corresponding to the concessions that do not reach the above mentioned production level, with the possibility that the Secretariat of Hydrocarbon Resources may require filing a surety bond to guarantee the eventual reimbursement of the compensations received by the participating companies, and retaining the power to suspend payments if such bond is not submitted.
License agreement period																											35 or 45-year
Amount received corresponding to MINEM Resolution																								$ 759
Minimum percentage of savings for subsidy																											15.00%
Percentage discount on gas price																											10.00%
Gas consumption percentage																											20.00%
Percentage of natural gas price on consumption block base																											100.00%
Percentage of natural gas price on surplus consumption																											75.00%
Percentage of natural gas price on consumption paid																											100.00%
Payment deferral of total amount of settlement percentage														50.00%
Applicable general income tax rate																											30.00%	35.00%	35.00%
Withholding tax on dividends																											7.00%	7.00%
Withholding on capital gains percentage																											15.00%
Calculation of actual or presumed gains equivalent base on sale price																											90.00%
Applicable rate on foreign																						15.00%
Percentage of net sale price where applicable rate calculated																											90.00%
Percentage of tax effect provided on bank debit and credits										33.00%
Social security percentage																											19.50%
Real estate not classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											8.00%
Real estate classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											15.00%
Quotas and equity interests [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											5.00%
Rest of assets [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											10.00%
BONAR Two Thousand Twenty US Dollar [member]
Main regulations and others [line items]
Face value																																	$ 12	$ 630
Brent Oil [member]
Main regulations and others [line items]
Purchase price | $ / bbl																							68								67	66
Gasolines [member]
Main regulations and others [line items]
Percentage of Increase in purchase price								5.00%
Gas oil [member]
Main regulations and others [line items]
Percentage of Increase in purchase price								4.50%
Consumer prices of fuels [member]
Main regulations and others [line items]
Percentage of Increase in purchase price																							3.00%
Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Maximum duration of program																														5 years
Program termination date																														Dec. 31, 2017
Gain on net financial Results																											$ 804
Issuance of public debt instruments			$ 1,600
Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Bond annual interest rate																		8.00%
Bond mature year																		2020
Aggregate selling percentage																		3.00%
Compensation procedure stating period											Within 20 business days from the publication of the resolution.
Compensation payment installments | Installment											3
Natural gas additional injection stimulus programs [member] | Program exchange rate [member]
Main regulations and others [line items]
Percentage of debt											85.00%
Natural gas additional injection stimulus programs [member] | Program exchange rate devaluated [member]
Main regulations and others [line items]
Percentage of debt											15.00%
Natural Gas New Projects Stimulus Program [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																			7.50
Gas IV Plan [member]
Main regulations and others [line items]
Percentage of guarantee obligations			30.00%
Price reduction percentage to natural gas sales for electricity generation						20.00%
Natural gas [member]
Main regulations and others [line items]
Export duty taxable amount					4 Pesos per each U.S. dollar
Decrease in export duty percentage					12.00%
Percentage of export duties aliquot			30.00%
Percentage of export duties not applicable			12.00%
Percentage of export duties not applicable tax			0.00%
Ten Kg bottle [member]
Main regulations and others [line items]
Benchmark prices for butane commercialization chain | kg															63.89
Twelve Kg bottle [member]
Main regulations and others [line items]
Benchmark prices for butane commercialization chain | kg															76.67
Fifteen Kg bottle [member]
Main regulations and others [line items]
Benchmark prices for butane commercialization chain | kg															95.84
0 to 1 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											7.50
1 - 2 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											7.00
2 - 3 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											6.50
3 - 4 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											6.00
Events After Reporting Period [member]
Main regulations and others [line items]
Estimated amount of compensation included																					$ 758
Tax regulations period		5 years
Events After Reporting Period [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Monthly consecutive installments | Installments																					29
Issuance of bonds																					$ 1,600
Bonds maturity date																					Jun. 28, 2021
Scenario Forecast [member]
Main regulations and others [line items]
Applicable general income tax rate																									25.00%	30.00%
Bottom of range [member]
Main regulations and others [line items]
Percentage of exemption criteria as per new tariff scheme																								15.00%
Bottom of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																														4.00
Top of range [member]
Main regulations and others [line items]
Percentage of tax effect on bank debit and credits																											20.00%
Top of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																														7.50
Top of range [member] | Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Accrued selling percentage																		12.00%
Minimum [Member] | Scenario Forecast [member]
Main regulations and others [line items]
Withholding tax on dividends																										13.00%
Metrogas [member]
Main regulations and others [line items]
Public distribution service term																											35 years
License renewal term																											10 years
Percentage of equity acquired																						70.00%
Natural Gas Distributions [member]
Main regulations and others [line items]
New discount rate of social tariff				100.00%
Percentage of consumption paid				100.00%
Percentage of establishment of trust fund for subsidiaries of residential gas consumption				2.96%
Percentage of finance payment of invoices issued							25.00%
Percentage of reduction of natural gas for social tariff users									100.00%
Hydrocarbon distribution [member]
Main regulations and others [line items]
Percentage of royalties in case of granted extensions																				18.00%
Percentage of average basin price applicable to hydrocarbons																				2.00%
Direct investment in foreign currency amended by law																						$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons																											20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																											0.00%
Export duty percentage					12.00%
Export duty taxable amount					4 Pesos per U.S. dollar
Hydrocarbon distribution [member] | Goods other than primary products [member]
Main regulations and others [line items]
Export duty taxable amount					3 Pesos per U.S. dollar
Hydrocarbon distribution [member] | Bottom of range [member]
Main regulations and others [line items]
Direct investment in foreign currency																						1,000
Foreign currency from export of hydrocarbons to argentine market																						$ 1,000
Hydrocarbon distribution [member] | Top of range [member]
Main regulations and others [line items]
Percentage of maximum royalties established																				12.00%
ENARGAS [member]
Main regulations and others [line items]
Percentage increase in natural gas rate resulting from CRT												30.00%	40.00%			30.00%